Summary Of Selected Information By Reportable Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011		Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011		Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Segment Reporting Information [Line Items]
Net sales	$ 1,072	$ 1,204	$ 1,242	$ 1,183	$ 1,137	$ 1,229	[1]	$ 1,187	$ 1,104	$ 1,041	[2]	$ 4,766	$ 4,561	$ 4,257
Operating income (loss)	68				29							325	42	124
Depreciation and amortization	87				89							355	344	317
Rigid Open Top
Segment Reporting Information [Line Items]
Net sales	259				287							1,229	1,261	1,160
Operating income (loss)	27				31							159	155	124
Depreciation and amortization	23				22							90	102	93
Rigid Closed Top
Segment Reporting Information [Line Items]
Net sales	313				347							1,438	1,053	970
Operating income (loss)	18				3							95	77	73
Depreciation and amortization	32				35							135	95	91
Engineered Materials
Segment Reporting Information [Line Items]
Net sales	325				328							1,362	1,451	1,457
Operating income (loss)	24				2							70	(71)	4
Depreciation and amortization	18				17							71	72	72
Flexible Packaging
Segment Reporting Information [Line Items]
Net sales	175				175							737	796	670
Operating income (loss)	(1)				(7)							1	(119)	(77)
Depreciation and amortization	14				15							59	75	61
Rigid Packaging
Segment Reporting Information [Line Items]
Net sales	572				634
Operating income (loss)	45				34
Depreciation and amortization	$ 55				$ 57

[1]	(a) Includes a goodwill impairment charge of $165 in fiscal 2011
[2]	(b) Includes a loss on extinguishment of debt of $68 in fiscal 2011